LONG-TERM DEBT - Long-Term Debt Activity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt	$ 2,540,000,000		$ 2,184,000,000
Net issuance of long-term debt	2,540,000,000		2,184,000,000
Long-term debt net of transaction costs, beginning of year	15,967,000,000		14,290,000,000
Net issuance of long-term debt	2,540,000,000		2,184,000,000
Gain on foreign exchange	(297,000,000)		(458,000,000)
Deferred transaction costs incurred	(23,000,000)		(61,000,000)
Amortization of deferred transaction costs	14,000,000		12,000,000
Long-term debt net of transaction costs, end of year	18,201,000,000		15,967,000,000
Bank credit facilities
Disclosure of detailed information about borrowings [line items]
Net issuance of long-term debt	21,000,000		0
Net issuance of long-term debt	21,000,000		0
Bank Credit Facilities, US Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt	$ 1,385,000,000	$ 970	$ 0	$ 0
Exchange rate on proceeds from non-current borrowings	1.428	1.428	0	0
Repayment of long-term debt	$ (1,364,000,000)	$ (970)	$ 0	$ 0
Exchange rate on repayments of non-current borrowings	1.406	1.406	0	0
Senior notes
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt	$ 2,519,000,000		$ 3,984,000,000
Net issuance of long-term debt	2,519,000,000		2,184,000,000
Net issuance of long-term debt	2,519,000,000		2,184,000,000
Senior Notes, Canadian Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt	1,500,000,000		1,000,000,000
Repayment of long-term debt	0		(1,800,000,000)
Senior Notes, US Portion
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt	$ 1,019,000,000		$ 2,984,000,000
Exchange rate on proceeds from non-current borrowings	1.359	1.359	1.326	1.326
Principal amount		$ 750		$ 2,250